Subsequent events	6 Months Ended
Jun. 30, 2020
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent events

Note 15    Subsequent events

Orange SA: distribution of an interim dividend

At its meeting held on July 29, 2020, the Board of Directors resolved to distribute an interim dividend of 0.30 euro  per share in respect of 2020. This interim dividend will be paid in cash on December 9, 2020. The estimated payment amounts  to 798 million euros based on the number of ordinary shares outstanding as of June 30, 2020.